Cover	Jan. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 06, 2023
Entity File Number	001-40361
Entity Registrant Name	AGILITI, INC. \DE
Entity Central Index Key	0001749704
Entity Tax Identification Number	83-1608463
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11095 Viking Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	893-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	AGTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false